Other Balance Sheet Information - Summary of Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Accrued Liabilities and Other Liabilities [Abstract]
Accrued compensation costs	$ 6,588	$ 3,234
Warranty allowance	6,106	3,336
Accrued expenses	4,559	764
Other	4,981	2,221
Total accrued expenses and other current liabilities	$ 22,234	$ 9,555